Leases - Summary of Future Minimum Payments for Operating Leases (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Jan. 01, 2019
Operating Lease Liabilities, Payments Due [Abstract]
Operating Leases, June 30, 2019 - June 30, 2020	$ 388
Operating Leases, July 1, 2020 - June 30, 2021	371
Operating Leases, July 1, 2021 - June 30, 2022	355
Operating Leases, July 1, 2022 - June 30, 2023	355
Operating Leases, July 1, 2023 - June 30, 2024	341
Operating Leases, Afterward	839
Operating Leases, Total future minimum lease payments	2,649
Operating Leases, Amounts representing Interest	(535)
Present value of net future minimum lease payments	$ 2,114	$ 2,200